UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Central Fund

December 31, 2018

CFM-QTLY-0219
1.811315.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 30.5%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.4%
First Republic Bank (CD)
1/3/19	2.50%	$7,000,000	$7,000,000
London Branch, Eurodollar, Foreign Banks - 7.3%
CIC London Branch
3/1/19	2.81	19,000,000	18,918,023
Kbc Bank NV London
2/8/19 to 2/15/19	2.66 to 2.72	44,000,000	43,867,358
Mitsubishi UFJ Trust & Banking Corp.
1/9/19 to 2/14/19	2.49 to 2.75	30,000,000	30,001,702
Mizuho Bank Ltd. London Branch
1/7/19 to 2/25/19	2.49 to 2.79	19,000,000	18,963,909
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/14/19 to 2/28/19	2.50 to 2.76	20,000,000	19,949,288
			131,700,280
New York Branch, Yankee Dollar, Foreign Banks - 22.8%
Bank of Montreal
2/7/19	2.46	8,000,000	7,998,866
Bank of Montreal Chicago CD Program
1/7/19 to 7/1/19	2.54 to 2.91 (b)(c)	81,000,000	81,007,387
Bank of Nova Scotia
5/16/19	2.89 (b)(c)	8,000,000	7,999,988
Barclays Bank PLC
2/15/19	2.69	10,000,000	10,001,298
Bayerische Landesbank
1/3/19	2.70	3,000,000	3,000,069
DZ BANK AG
1/3/19	2.45	4,000,000	3,999,987
Landesbank Baden-Wuerttemberg New York Branch
1/2/19	2.52 to 2.70	41,000,000	41,000,310
Mitsubishi UFJ Trust & Banking Corp.
1/24/19 to 3/1/19	2.44 to 2.70 (b)	39,000,000	39,002,152
Mizuho Corporate Bank Ltd.
1/11/19	2.55 (b)(c)	20,000,000	20,000,640
Natixis SA
1/31/19	2.53	20,000,000	20,000,164
Royal Bank of Canada
1/22/19 to 3/20/19	2.58 to 2.75 (b)(c)	46,000,000	46,003,976
Sumitomo Mitsui Banking Corp.
1/24/19 to 2/7/19	2.47 to 2.67 (b)(c)	63,000,000	63,005,431
Sumitomo Mitsui Trust Bank Ltd.
1/28/19	2.67 (b)(c)	11,000,000	11,001,518
Svenska Handelsbanken AB
1/4/19 to 4/17/19	2.55 to 2.64 (b)(c)	40,000,000	39,998,602
Toronto-Dominion Bank
1/18/19	2.52 (b)(c)	17,000,000	17,000,087
			411,020,475
TOTAL CERTIFICATE OF DEPOSIT
(Cost $549,689,960)			549,720,755

Financial Company Commercial Paper - 30.7%
Bank of Nova Scotia
1/24/19 to 5/22/19	2.52 to 2.75 (b)(c)	36,250,000	36,250,513
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/8/19 to 2/26/19	2.52 to 2.80 (d)	9,000,000	8,980,404
Bayerische Landesbank
1/2/19 to 2/12/19	2.53 to 3.01	55,000,000	54,953,422
BPCE SA
2/1/19	2.66	26,000,000	25,942,199
Canadian Imperial Bank of Commerce
1/23/19 to 3/18/19	2.57 to 2.71 (b)(c)	58,000,000	58,005,949
Credit Agricole CIB
2/1/19 to 2/4/19	2.57 to 2.58	13,000,000	12,969,954
Credit Suisse AG
2/8/19 to 3/22/19	2.69 to 2.86	24,000,000	23,881,056
J.P. Morgan Securities, LLC
1/4/19 to 5/1/19	2.52 to 2.76 (b)(c)	52,000,000	52,001,083
Landesbank Baden-Wurttemberg
1/2/19	2.71	11,000,000	10,998,540
Mitsubishi UFJ Trust & Banking Corp.
2/4/19 to 3/28/19	2.68 to 2.89	12,000,000	11,951,597
National Bank of Canada
5/10/19	2.66 (b)(c)	19,000,000	19,000,779
Nationwide Building Society
2/7/19 to 2/12/19	2.68	14,000,000	13,958,583
Royal Bank of Canada
4/1/19 to 4/18/19	2.50 to 2.67 (b)(c)	33,000,000	32,999,736
Societe Generale
1/2/19	2.45	9,000,000	8,998,796
Sumitomo Mitsui Banking Corp.
3/15/19	2.77	18,000,000	17,901,913
Sumitomo Mitsui Trust Bank Ltd.
1/15/19 to 2/20/19	2.53 to 2.72	23,000,000	22,958,332
Sumitomo Trust & Banking Co. Ltd.
1/17/19	2.57	2,000,000	1,997,642
The Toronto-Dominion Bank
1/2/19 to 5/13/19	2.47 to 2.65 (b)	65,000,000	64,941,100
Toyota Motor Credit Corp.
1/7/19 to 4/24/19	2.60 to 2.75 (b)(c)	22,000,000	22,001,424
UBS AG London Branch
3/18/19 to 5/7/19	2.53 to 2.72 (b)(c)	53,000,000	53,000,959
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $553,692,353)			553,693,981

Asset Backed Commercial Paper - 3.3%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

2/1/19	2.59	2,000,000	1,995,314
2/13/19	2.66	2,000,000	1,993,468
2/14/19	2.66	2,000,000	1,993,313
2/14/19	2.66	9,000,000	8,969,907
2/4/19	2.59	3,000,000	2,992,286
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

2/19/19	2.75	1,000,000	996,351
2/21/19	2.75	2,000,000	1,992,399
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

2/11/19	2.66	23,000,000	22,930,126
2/12/19	2.67	3,000,000	2,990,655
2/8/19	2.66	5,000,000	4,985,955
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/16/19	2.53	7,000,000	6,992,182
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $58,835,359)			58,831,956

Non-Financial Company Commercial Paper - 3.9%
American Electric Power Co., Inc.
1/10/19 to 1/29/19	2.88 to 2.99	7,000,000	6,992,713
Bell Canada
1/14/19 to 2/14/19	2.71 to 3.06	14,725,000	14,692,640
Duke Energy Corp.
1/3/19 to 1/18/19	2.66 to 2.86	17,875,000	17,858,642
ERP Operating LP
1/2/19 to 1/25/19	2.65 to 2.76	4,000,000	3,994,384
Eversource Energy
1/2/19	2.80	2,000,000	1,999,711
Florida Power & Light Co.
1/11/19 to 1/29/19	2.78 to 2.91	7,174,000	7,166,041
NBCUniversal Enterprise, Inc.
1/10/19	2.84 (d)	2,000,000	1,998,483
1/3/19	2.76 (d)	1,000,000	999,780
Rogers Communications, Inc.
1/10/19	2.71	2,000,000	1,998,483
1/9/19	2.68	4,000,000	3,997,282
Sempra Global
1/17/19	2.71	2,500,000	2,496,679
1/2/19	2.65	1,000,000	999,854
1/9/19	2.88	3,000,000	2,997,962
Virginia Electric & Power Co.
1/15/19	2.90	2,000,000	1,997,750
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $70,194,450)			70,190,404

Other Instrument - 1.3%
Master Notes - 1.3%
Toyota Motor Credit Corp.
1/7/19
(Cost $23,000,000)	2.77 (b)(c)	23,000,000	23,000,000

U.S. Government Agency Debt - 1.1%
Federal Agencies - 1.1%
Federal Home Loan Bank
2/22/19
(Cost $19,930,147)	2.43	20,000,000	19,932,000

Non-Negotiable Time Deposit - 3.6%
Time Deposits - 3.6%
Australia & New Zealand Banking Group Ltd.
1/3/19 to 1/4/19	2.45	46,000,000	45,999,913
Credit Agricole CIB
1/2/19 to 1/4/19	2.52	18,000,000	17,999,971
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $64,000,000)			63,999,884

U.S. Government Agency Repurchase Agreement - 10.6%
	Maturity Amount	Value
In a joint trading account at 2.98% dated 12/31/18 due 1/2/19 (Collateralized by (U.S. Government Obligations)) #	$161,393,748	$161,367,000
With:
Citibank NA at:
2.57%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $1,020,602, 1.63% - 3.75%, 5/28/20 - 8/15/41)	1,000,500	1,000,000
2.58%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,584, 1.63% - 3.29%, 1/21/20 - 7/12/32)	5,002,508	5,000,000
Deutsche Bank Securities, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,030,169, 3.00%, 1/15/56)	1,000,164	1,000,000
HSBC Securities, Inc. at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $7,143,013, 0.00% - 2.63%, 12/31/20 - 8/15/26)	7,003,444	6,999,972
ING Financial Markets LLC at 2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,420, 0.00% - 4.19%, 1/31/19 - 8/1/31)	1,000,502	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $2,040,861, 4.00%, 11/20/48)	2,000,984	2,000,005
Mitsubishi UFJ Securities (U.S.A.), Inc. at 3.5%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $1,020,199, 2.60%, 3/1/44)	1,000,194	1,000,000
MUFG Securities (Canada), Ltd. at 3.02%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $1,020,172, 4.50%, 12/1/48)	1,000,168	1,000,000
Nomura Securities International, Inc. at:
2.52%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,152,613, 0.50% - 0.63%, 7/15/21 - 2/15/43)	5,002,450	5,000,007
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,081, 2.25%, 3/31/20)	6,001,000	6,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $191,367,000)		191,366,984

U.S. Treasury Repurchase Agreement - 9.5%
With:
Barclays Bank PLC at 2.95%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $26,524,357, 1.50% - 7.25%, 8/15/22 - 8/15/26)	26,004,261	26,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,100,854, 0.00% - 1.50%, 3/28/19 - 8/15/26)	5,000,819	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,020,211, 0.00% - 3.00%, 3/28/19 - 11/15/45)	1,000,164	1,000,000
Deutsche Bank AG at 2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $10,201,658, 1.63%, 8/31/22)	10,001,611	10,000,000
Deutsche Bank Securities, Inc. at:
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $5,101,854, 0.00%, 1/8/19)	5,002,508	5,000,024
2.63%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,263,869, 0.00% - 2.75%, 1/8/19 - 11/15/47)	9,004,603	9,000,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,241, 2.88%, 11/30/23)	1,000,161	1,000,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $2,040,402, 0.00%, 1/8/19)	2,000,333	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,060,553, 0.00%, 1/8/19)	3,000,500	3,000,000
Fixed Income Clearing Corp. - BNYM at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $17,340,046, 2.25%, 1/31/24)	17,002,786	17,000,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $17,340,046, 2.25%, 1/31/24)	17,002,833	17,000,000
HSBC Securities, Inc. at:
2.52%, dated 12/27/18 due 1/3/19
(Collateralized by U.S. Treasury Obligations valued at $5,102,239, 2.50% - 3.38%, 12/31/20 - 5/15/44)	5,002,450	4,999,976
(Collateralized by U.S. Treasury Obligations valued at $2,040,957, 1.63% - 6.13%, 1/31/20 - 5/15/44)	2,000,980	1,999,990
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,049,249, 1.25%, 3/31/21)	2,000,328	2,000,000
ING Financial Markets LLC at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,028,890, 2.38% - 2.75%, 1/31/23 - 11/15/23)	1,000,164	1,000,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $6,116,880, 2.75%, 6/30/25)	6,001,000	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,021,981, 1.63%, 3/31/19)	1,000,167	1,000,000
Morgan Stanley & Co., LLC at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,100,859, 1.63% - 2.38%, 6/30/19 - 5/15/27)	5,000,819	5,000,000
MUFG Securities (Canada), Ltd. at:
2.5%, dated 12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $2,042,148, 1.75% - 2.88%, 8/31/20 - 7/31/25)	2,002,917	2,000,000
2.56%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,041,094, 2.13% - 3.50%, 5/15/20 - 7/31/25)	2,000,996	2,000,000
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,507, 1.38%, 10/31/20)	4,002,007	3,999,995
2.68%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,080,800, 1.88% - 2.88%, 9/30/20 - 7/31/25)	4,002,084	4,000,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,060,548, 2.25% - 2.88%, 3/31/20 - 10/31/23)	3,000,500	3,000,000
MUFG Securities EMEA PLC at:
2.45%, dated 12/21/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $3,101,739, 2.13%, 8/15/21)	3,002,654	3,000,000
2.46%, dated 12/19/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $3,169,941, 2.25%, 8/15/46)	3,003,280	3,000,000
2.59%, dated 12/28/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,053,938, 3.00%, 2/15/47)	1,000,360	1,000,001
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,030,493, 3.38%, 11/15/48)	1,000,161	1,000,000
Nomura Securities International, Inc. at:
2.51%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,675, 1.38% - 4.25%, 6/30/23 - 11/15/41)	1,000,488	1,000,001
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $18,363,102, 1.00% - 2.50%, 3/15/19 - 3/31/24)	18,002,950	18,000,000
RBS Securities, Inc. at 2.54%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $6,122,633, 2.63%, 6/15/21)	6,002,963	6,000,008
TD Securities (U.S.A.) at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,034, 1.38% - 2.00%, 2/15/20 - 2/28/21)	6,000,983	6,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $172,000,000)		171,999,995

Other Repurchase Agreement - 5.4%
Other Repurchase Agreement - 5.4%
With:
BNP Paribas at 2.52%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Obligations valued at $5,385,387, 3.37% - 4.80%, 9/14/23 - 4/5/26)	5,000,700	5,000,000
Citigroup Global Markets, Inc. at:
3.09%, dated 11/16/18 due 2/14/19 (Collateralized by Corporate Obligations valued at $1,084,368, 2.78% - 5.70%, 6/25/33 - 10/25/37)	1,007,725	1,000,000
3.15%, dated 11/28/18 due 2/26/19 (Collateralized by Municipal Bond Obligations valued at $4,333,231, 5.25%, 7/1/42)	4,031,500	4,000,000
J.P. Morgan Securities, LLC at 2.6%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Government Obligations valued at $9,273,348, 3.24% - 4.23%, 5/25/41 - 8/25/42)	9,004,550	9,000,041
Mizuho Securities U.S.A., Inc. at:
2.54%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,320, 2.63%, 12/31/23)	2,000,282	2,000,000
2.65%, dated:
12/21/18 due 1/4/19 (Collateralized by Equity Securities valued at $2,161,970)	2,002,061	2,000,000
12/26/18 due 1/7/19 (Collateralized by Equity Securities valued at $6,483,382)	6,006,183	6,000,000
12/27/18 due 1/7/19 (Collateralized by Equity Securities valued at $3,241,440)	3,003,092	3,000,000
2.74%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $1,030,157, 2.21%, 6/25/46)	1,001,066	1,000,000
Morgan Stanley & Co., Inc. at 2.7%, dated 12/31/18 due:
1/4/19 (Collateralized by U.S. Government Obligations valued at $18,542,862, 0.65% - 8.25%, 6/30/19 - 11/20/46)(b)(c)(e)	18,005,400	18,000,000
1/7/19 (Collateralized by U.S. Government Obligations valued at $18,542,748, 0.56% - 5.00%, 6/20/19 - 1/16/60)(b)(c)(e)	18,009,450	18,000,000
RBC Capital Markets Co. at 2.75%, dated 12/21/18 due 1/7/19 (Collateralized by Corporate Obligations valued at $2,101,926, 1.65% - 3.63%, 9/27/19 - 5/25/27)	2,004,278	2,000,000
Societe Generale at:
2.52%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Bond Obligations valued at $9,451,324, 2.90% - 6.88%, 11/19/19 - 7/26/23)	9,001,260	9,000,000
2.7%, dated:
11/23/18 due 1/31/19 (Collateralized by Corporate Bond Obligations valued at $5,264,695, 0.00% - 4.45%, 1/31/19 - 11/3/45)	5,025,875	4,999,935
11/28/18 due 1/31/19 (Collateralized by Corporate Bond Obligations valued at $4,211,026, 0.00% - 5.88%, 2/22/19 - 7/26/23)	4,019,200	3,999,952
2.91%, dated 12/28/18 due 1/31/19 (Collateralized by Corporate Bond Obligations valued at $6,435,577, 0.00% - 10.50%, 4/3/19 - 11/15/95)	6,016,490	5,999,891
Wells Fargo Securities, LLC at 2.6%, dated 12/28/18 due 1/4/19 (Collateralized by Equity Securities valued at $2,160,878)	2,001,011	1,999,995
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $97,000,000)		96,999,814
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,799,709,269)		1,799,735,773
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,006,360
NET ASSETS - 100%		$1,801,742,133

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,978,667 or 0.7% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$161,367,000 due 1/02/19 at 2.98%
BNP Paribas, S.A.	$12,646,979
BNY Mellon Capital Markets LLC	4,012,366
Bank of America NA	12,715,189
Bank of Nova Scotia	1,117,099
Citigroup Global Markets, Inc.	5,015,458
Credit Agricole CIB New York Branch	7,611,459
HSBC Securities (USA), Inc.	5,015,458
ING Financial Markets LLC	1,749,392
J.P. Morgan Securities, Inc.	43,839,117
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,721,634
Mizuho Securities USA, Inc.	4,806,815
RBC Dominion Securities, Inc.	453,397
Societe Generale (Paris)	2,006,183
Sumitomo Mitsu Bk Corp Ny (DI)	24,864,634
Wells Fargo Securities LLC	29,791,820
$161,367,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019